ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Oct. 03, 2012	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014 USD ($) segment shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($)
ORGANIZATION AND BUSINESS OPERATIONS
Limited partner interest (as a percent)				100.00%
Common limited partner capital, units outstanding | shares					34,427,000	29,080,000
Number of reportable segments | segment					5
Cost of natural gas and NGLs					$ 52,847	$ 41,164	$ 3,224
Summit Holdings
ORGANIZATION AND BUSINESS OPERATIONS
Cumulative percentage ownership after all transactions	100.00%
DFW Midstream
ORGANIZATION AND BUSINESS OPERATIONS
Cumulative percentage ownership after all transactions	100.00%
Grand River Gathering, LLC
ORGANIZATION AND BUSINESS OPERATIONS
Cumulative percentage ownership after all transactions	100.00%
Common units | Summit Investments
ORGANIZATION AND BUSINESS OPERATIONS
Common limited partner capital, units outstanding | shares					5,293,571
General partner
ORGANIZATION AND BUSINESS OPERATIONS
General partner interest (as a percent)	2.00%		2.00%	2.00%	2.00%	2.00%	2.00%
Class A Membership Interest | GE Energy Financial Services
ORGANIZATION AND BUSINESS OPERATIONS
Exchange of membership interests, percent		100.00%
Restatement Adjustment | Williston Basin – Gas Segment | Operating and Maintenance Expense
ORGANIZATION AND BUSINESS OPERATIONS
Cost of natural gas and NGLs					$ 5,200	$ 3,100